United States
Securities and Exchange Commission
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-05069
EquiTrust Variable Insurance Series Fund
(Exact name of registrant as specified in charter)

5400 University Avenue, West Des Moines IA 50266-5997
(Address of principal executive offices) (Zip code)

Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997
(Name and address of agent for service)

Registrant's telephone number, including area code: 515/225-5400

Date of fiscal year end: December 31, 2010

Date of reporting period: March 31, 2010

Item 1. Schedules of Investments

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO
MARCH 31, 2010
(Unaudited)
	Shares Held	Value
COMMON STOCKS (94.98%)
BUSINESS SERVICES (5.56%)
Microsoft Corp.	91,883	$2,689,415
Oracle Corp.	57,149	1,468,158
		4,157,573
CHEMICALS AND ALLIED PRODUCTS (17.51%)
Abbott Laboratories	24,755	1,304,093
Amgen Inc. (1)	17,835	1,065,820
Bristol-Myers Squibb Co.	41,053	1,096,115
Colgate-Palmolive Co.	6,950	592,557
Dow Chemical Co. (The)	10,505	310,633
E. I. du Pont de Nemours and Co.	15,756	586,753
Eli Lilly and Co.	17,662	639,718
Johnson & Johnson	42,710	2,784,692
Merck & Co., Inc.	31,708	1,184,294
Pfizer Inc.	44,377	761,066
Procter & Gamble Co. (The)	43,542	2,754,902
		13,080,643
COMMUNICATIONS (3.56%)
AT&T Inc.	34,855	900,653
Comcast Corp.-Class A	33,054	622,076
Verizon Communications Inc.	36,562	1,134,153
		2,656,882
DEPOSITORY INSTITUTIONS (5.96%)
Bank of America Corp.	45,666	815,138
Citigroup Inc. (1)	48,341	195,781
JPMorgan Chase & Co.	46,325	2,073,044
Wells Fargo & Co.	44,074	1,371,583
		4,455,546
EATING AND DRINKING PLACES (3.97%)
McDonald's Corp.	44,467	2,966,838

ELECTRIC, GAS AND SANITARY SERVICES (2.36%)
Exelon Corp.	24,105	1,056,040
Southern Co. (The)	21,215	703,489
		1,759,529
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (7.09%)
Cisco Systems, Inc. (1)	61,023	1,588,429
General Electric Co.	84,256	1,533,459
Intel Corp.	57,041	1,269,733
Motorola, Inc. (1)	37,189	261,067
Texas Instruments Inc.	26,461	647,501
		5,300,189

	Shares Held	Value
FOOD AND KINDRED PRODUCTS (4.70%)
Coca-Cola Co. (The)	31,034	$1,706,870
Kraft Foods Inc.	26,424	799,062
PepsiCo, Inc.	15,208	1,006,161
		3,512,093
FORESTRY (0.38%)
Weyerhaeuser Co.	6,270	283,843

GENERAL MERCHANDISE STORES (3.95%)
Target Corp.	11,900	625,940
Wal-Mart Stores, Inc.	41,773	2,322,579
		2,948,519
INDUSTRIAL MACHINERY AND EQUIPMENT (11.62%)
3M Co.	17,453	1,458,547
Applied Materials, Inc.	23,520	317,050
Caterpillar Inc.	28,044	1,762,565
Dell Inc. (1)	30,585	459,081
EMC Corp. (1)	37,308	673,036
Hewlett-Packard Co.	40,454	2,150,130
International Business Machines Corp.	14,526	1,862,959
		8,683,368
MOTION PICTURES (2.38%)
Time Warner Inc.	16,497	515,861
Walt Disney Co. (The)	36,092	1,259,972
		1,775,833
NON-DEPOSITORY CREDIT INSTITUTIONS (3.02%)
American Express Co.	54,692	2,256,592

PETROLEUM AND COAL PRODUCTS (10.19%)
Chevron Corp.	38,610	2,927,796
Exxon Mobil Corp.	69,936	4,684,313
		7,612,109
PRIMARY METAL INDUSTRIES (0.58%)
Alcoa Inc.	30,278	431,159

SECURITY AND COMMODITY BROKERS (0.63%)
Amerprise Financial, Inc.	10,349	469,431

TOBACCO PRODUCTS (3.71%)
Altria Group, Inc.	38,185	783,556
Philip Morris International Inc.	38,185	1,991,730
		2,775,286
TRANSPORTATION EQUIPMENT (7.81%)
Boeing Co. (The)	26,912	1,954,080
Honeywell International Inc.	37,254	1,686,489
United Technologies Corp.	29,807	2,194,093
		5,834,662
Total Common Stocks (Cost $57,723,237)		70,960,095

	Shares Held	Value
SHORT-TERM INVESTMENTS (4.86%)
MONEY MARKET MUTUAL FUND (0.84%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $629,660)	629,660	$629,660

	Principal Amount
UNITED STATES GOVERNMENT AGENCIES (4.02%)
Federal Home Loan Bank, due 04/14/10	$1,000,000	999,964
Federal Home Loan Bank, due 04/30/10	1,000,000	999,903
Federal National Mortgage Assoc., due 04/26/10	1,000,000	999,917
Total United States Government Agencies (Cost $2,999,784)		2,999,784
Total Short-Term Investments (Cost $3,629,444)		3,629,444
Total Investments (Cost $61,352,681) (99.84%)		74,589,539

OTHER ASSETS LESS LIABILITIES (0.16%)
Cash, receivables, prepaid expense and other assets, less liabilities		118,194
Total Net Assets (100.00%)		$74,707,733

(1)  Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:
Unrealized Appreciation	$23,854,781
Unrealized Depreciation	(10,617,923)
Net Unrealized Appreciation (Depreciation)	$13,236,858

Cost for federal income tax purposes	$61,352,681

VALUATION

The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund's Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 13 months or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities on the measurement date

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio's net assets as of March 31, 2010:

Valuation Inputs	Investment in Securities
Level 1-Quoted Prices:
Common stocks	$70,960,095
Money market mutual fund	629,660
Level 2-Other Significant Observable Inputs:
Debt securities issued by US government agencies	2,999,784
Level 3-Significant Unobservable Inputs:	—
Total	$74,589,539

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO
MARCH 31, 2010
(Unaudited)
	Principal Amount	Value
CORPORATE BONDS (44.28%)
CHEMICALS AND ALLIED PRODUCTS (9.79% )
E. I. du Pont de Nemours and Co., 4.625%, due 01/15/20	$1,500,000	$1,518,780
Merck & Co. Inc., 5.00%, due 06/30/19	1,500,000	1,578,765
Pfizer Inc., 5.35%, due 03/15/15	1,800,000	1,988,712
		5,086,257
DEPOSITORY INSTITUTIONS (8.05%)
Comerica Bank, 5.20%, due 08/22/17	1,000,000	966,900
Fifth Third Bancorp, 5.45%, due 01/15/17	1,000,000	992,920
Goldman Sachs Group, Inc. (The), 5.125%, due 01/15/15	900,000	952,749
PNC Preferred FD, 144A, 6.517%, due 12/31/49 (1)	1,500,000	1,262,004
Washington Mutual Bank, FA, 5.65%, due 08/15/14	750,000	7,125
		4,181,698
ELECTRIC, GAS AND SANITARY SERVICES (12.46%)
Entergy LA LLC, 5.40%, due 11/01/24	375,000	381,240
NorthWestern Corp., 6.34%, due 04/01/19	700,000	751,331
Oglethorpe Power Corp., 6.974%, due 06/30/11	208,000	218,989
PacifiCorp, 6.90%, due 11/15/11	750,000	816,727
Public Service of Colorado, 5.125%, due 06/01/19	1,500,000	1,569,135
South Carolina Electric & Gas Co., 6.50%, due 11/01/18	1,500,000	1,716,810
Westar Energy, Inc., 5.15%, due 01/01/17	1,000,000	1,019,620
		6,473,852
FOOD AND KINDRED PRODUCTS (3.70%)
Archer Daniels Midland Co., 5.935%, due 10/01/32	900,000	916,875
Diageo Capital plc, 4.375%, due 05/03/10	1,000,000	1,003,690
		1,920,565
FURNITURE AND FIXTURES (0.99%)
Steelcase Inc., 6.50%, due 08/15/11	500,000	514,535

HOLDING AND OTHER INVESTMENT OFFICES (1.38%)
Washington Real Estate Investment Trust, 5.25%, due 01/15/14	700,000	714,763

INSURANCE CARRIERS (4.42%)
Prudential Financial, Inc., 6.10%, due 06/15/17	1,500,000	1,598,235
SunAmerica Inc., 8.125%, due 04/28/23	700,000	697,522
		2,295,757
PETROLEUM & COAL PRODUCTS (2.68%)
Conoco Inc., 6.95%, due 04/15/29	1,200,000	1,390,500

TRANSPORTATION - BY AIR (0.81%)
Continental Airlines, Inc. Pass-Through Certificates 1991-1 Class A, 6.545%, due 08/02/20	237,399	238,328
FedEx Corp. Pass-Through Certificates, 7.50%, due 01/15/18	171,994	185,329
		423,657
Total Corporate Bonds (Cost $23,096,238)		23,001,584

	Principal Amount	Value
COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES (2.46%)
TIAA Seasoned Commercial Mortgage Trust 2007-C4 Class AJ, 6.07%, due 08/01/39	$1,500,000	$1,276,071
Total Commercial Mortgage Pass-Through Certificates (Cost $1,485,699)		1,276,071

MORTGAGE-BACKED SECURITIES (38.76%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (10.36%)
3023 Class TG, 5.50%, due 08/01/35	679,482	690,273
3051 Class MY, 5.50%, due 10/01/25	1,000,000	1,022,480
Pool # A53146, 5.50%, due 10/01/36	914,876	968,067
Pool # A69436, 6.00%, due 12/01/37	446,035	478,761
Pool # G02562, 6.00%, due 01/01/37	663,060	713,317
Pool # G02648, 5.50%, due 12/01/36	805,754	852,600
Pool # G03803, 5.50%, due 01/01/38	618,233	653,660
		5,379,158
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (10.16%)
Pool # 50276, 9.50%, due 02/01/20	557	649
Pool # 256103, 5.50%, due 02/01/26	495,886	526,365
Pool # 257306, 5.50%, due 08/01/38	2,107,028	2,221,988
Pool # 897144, 6.00%, due 09/01/36	513,494	548,163
Pool # 906224, 5.50%, due 01/01/37	1,142,178	1,205,906
Pool # 928570, 6.00%, due 08/01/37	729,735	776,495
		5,279,566
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (18.24%)
2003-1 Class PE, 5.50%, due 07/01/32	1,000,000	1,076,683
2003-116 Class JC, 5.00%, due 05/01/30	1,000,000	1,043,212
Pool # 1512, 7.50%, due 12/01/23	8,979	10,109
Pool # 2631, 7.00%, due 08/01/28	14,024	15,750
Pool # 2658, 6.50%, due 10/01/28	24,219	26,771
Pool # 2701, 6.50%, due 01/01/29	31,881	35,209
Pool # 2796, 7.00%, due 08/01/29	23,755	26,695
Pool # 3039, 6.50%, due 02/01/31	8,582	9,466
Pool # 3040, 7.00%, due 02/01/31	15,587	17,532
Pool # 3188, 6.50%, due 01/01/32	51,401	56,435
Pool # 3239, 6.50%, due 05/01/32	48,239	52,963
Pool # 3261, 6.50%, due 07/01/32	98,633	108,293
Pool # 3320, 5.50%, due 12/01/32	404,430	430,936
Pool # 3333, 5.50%, due 01/01/33	339,685	361,826
Pool # 3375, 5.50%, due 04/01/33	51,131	54,464
Pool # 3390, 5.50%, due 05/01/33	225,643	240,351
Pool # 3403, 5.50%, due 06/01/33	386,402	411,588
Pool # 3458, 5.00%, due 10/01/33	385,906	403,378
Pool # 3499, 5.00%, due 01/01/34	553,172	577,689
Pool # 3556, 5.50%, due 05/01/34	559,744	595,725
Pool # 3623, 5.00%, due 10/01/34	922,723	963,620
Pool # 22630, 6.50%, due 08/01/28	13,564	14,993
Pool # 276337, 10.00%, due 08/01/19	3,463	3,975
Pool # 643816, 6.00%, due 07/01/25	778,959	838,093
Pool # 704189, 5.50%, due 01/01/39	740,138	784,404
Pool # 782604, 5.50%, due 03/01/39	1,240,990	1,315,211
		9,475,371
Total Mortgage-Backed Securities (Cost $19,023,481)		20,134,095

	Principal Amount	Value
SHORT-TERM INVESTMENTS (13.97%)
COMMERCIAL PAPER (2.31%)
NON-DEPOSITORY CREDIT INSTITUTIONS
General Electric Co., 0.17%, due 05/19/10	$1,200,000	$1,200,000
Total Commercial Paper (Cost $1,200,000)		1,200,000

UNITED STATES GOVERNMENT AGENCIES (10.11%)
Federal Home Loan Bank, due 04/05/10	1,000,000	999,990
Federal Home Loan Bank, due 04/21/10	1,200,000	1,199,940
Federal Home Loan Mortgage Corp., due 04/12/10	1,000,000	999,975
Federal National Mortgage Assoc., due 04/21/10	750,000	749,954
Federal National Mortgage Assoc., due 05/04/10	1,300,000	1,299,857
Total United States Government Agencies (Cost $5,249,716)		5,249,716

	Shares Held
MONEY MARKET MUTUAL FUND (1.55%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $803,901)	803,901	803,901
Total Short-Term Investments (Cost $7,253,617)		7,253,617
Total Investments (Cost $50,859,035) (99.47%)		51,665,367

OTHER ASSETS LESS LIABILITIES (0.53%)
Cash, receivables, prepaid expense and other assets, less liabilities		274,045
Total Net Assets (100.00%)		$51,939,412

(1) Restricted Securities:

PNC Preferred FD, was purchased at 100.000 on 11/29/06. As of 03/31/10, the carrying value of each unit was 84.134, representing $1,262,004 or 2.43% of total net assets.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$2,148,060
Unrealized Depreciation	(1,341,728)
Net Unrealized Appreciation (Depreciation)	$806,332

Cost for federal income tax purposes	$50,859,035

VALUATION

The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund's Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 13 months or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities on the measurement date

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio's net assets as of March 31, 2010:

Valuation Inputs	Investment in Securities
Level 1-Quoted Prices:
Money market mutual fund	$803,901
Level 2-Other Significant Observable Inputs:
Debt securities issued by US government agencies	5,249,716
Corporate debt securities	24,201,584
Residential mortgage-backed securities	20,134,095
Commercial mortgage-backed securities	1,276,071
Level 3-Significant Unobservable Inputs:	—
Total	$51,665,367

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO
MARCH 31, 2010
(Unaudited)
	Shares Held	Value
COMMON STOCKS (73.39%)
AUTOMOTIVE DEALERS AND GASOLINE SERVICE STATIONS (1.14%)
AutoZone, Inc. (1)	2,700	$467,343
O'Reilly Automotive, Inc. (1)	10,600	442,126
		909,469
BUSINESS SERVICES (3.92%)
Automatic Data Processing, Inc.	11,300	502,511
eBay Inc. (1)	8,900	239,855
Microsoft Corp.	59,400	1,738,638
Oracle Corp.	24,830	637,883
		3,118,887
CHEMICALS AND ALLIED PRODUCTS (10.11%)
Abbott Laboratories	17,500	921,900
Amgen Inc. (1)	3,900	233,064
Colgate-Palmolive Co.	4,330	369,176
Dow Chemical Co. (The)	13,965	412,945
E. I. du Pont de Nemours and Co.	22,875	851,865
Johnson & Johnson	26,912	1,754,662
Merck & Co., Inc.	9,054	338,167
Mylan Inc. (1)	19,050	432,625
Pfizer Inc.	67,084	1,150,491
Procter & Gamble Co. (The)	13,605	860,788
Teva Pharmaceutical Industries Ltd.	11,399	719,049
		8,044,732
COMMUNICATIONS (1.54%)
AT&T Inc.	12,600	325,584
Comcast Corp.-Class A	13,590	255,764
Verizon Communications Inc.	20,675	641,338
		1,222,686
DEPOSITORY INSTITUTIONS (3.59%)
Bank of America Corp.	17,202	307,056
Bank of New York Mellon Corp. (The)	12,108	373,895
JPMorgan Chase & Co.	10,400	465,400
New York Community Bancorp, Inc.	44,834	741,554
Northern Trust Corp.	10,625	587,137
U.S. Bancorp	12,895	333,723
Wells Fargo & Co.	1,658	51,597
		2,860,362
ELECTRIC, GAS AND SANITARY SERVICES (5.53%)
Atmos Energy Corp.	22,952	655,739
Integrys Energy Group, Inc.	14,304	677,724
Pepco Holdings, Inc.	17,790	305,099
Pinnacle West Capital Corp.	24,200	913,066
Tortoise Energy Capital Corp.	53,320	1,315,404
Waste Management, Inc.	15,400	530,222
		4,397,254

	Shares Held	Value
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (5.33%)
Cisco Systems, Inc. (1)	35,830	$932,655
Energy Conversion Devices, Inc. (1)	14,000	109,620
General Electric Co.	106,965	1,946,763
Helen of Troy Ltd. (1)	12,334	321,424
Intel Corp.	42,000	934,920
		4,245,382
FABRICATED METAL PRODUCTS (0.61%)
Illinois Tool Works Inc.	10,155	480,941

FOOD AND KINDRED PRODUCTS (2.96%)
Coca-Cola Co. (The)	10,380	570,900
Diageo plc	7,200	485,640
Kraft Foods Inc.	15,399	465,666
PepsiCo, Inc.	12,650	836,924
		2,359,130
GENERAL MERCHANDISE STORES (1.73%)
Target Corp.	4,760	250,376
Wal-Mart Stores, Inc.	20,290	1,128,124
		1,378,500
HOLDING AND OTHER INVESTMENT OFFICES (0.68%)
H&Q Life Sciences Investors	21,230	218,244
Redwood Trust, Inc.	20,900	322,278
		540,522
INDUSTRIAL MACHINERY AND EQUIPMENT (4.09%)
3M Co.	6,535	546,130
Apple Inc. (1)	4,400	1,033,692
EMC Corp. (1)	36,800	663,872
Hewlett-Packard Co.	5,460	290,199
Ingersoll-Rand plc	20,634	719,508
		3,253,401
INSTRUMENTS AND RELATED PRODUCTS (0.99%)
Becton, Dickinson and Co.	6,235	490,882
Stryker Corp.	5,140	294,111
		784,993
INSURANCE AGENTS, BROKERS AND SERVICE (0.54%)
Arthur J. Gallagher & Co.	17,455	428,520

INSURANCE CARRIERS (5.90%)
Allstate Corp. (The)	7,140	230,693
Conseco, Inc. (1)	75,000	466,500
EMC Insurance Group Inc.	43,593	981,714
Hartford Financial Services Group, Inc. (The)	16,600	471,772
Kansas City Life Insurance Co.	14,300	451,594
Lincoln National Corp.	16,700	512,690
MetLife, Inc.	11,370	492,776
Old Republic International Corp.	31,100	394,348
Protective Life Corp.	31,400	690,486
		4,692,573
LEGAL SERVICES (0.46%)
FTI Consulting, Inc. (1)	9,300	365,676

	Shares Held	Value
METAL MINING (3.91%)
Barrick Gold Corp.	57,916	$2,220,499
Newmont Mining Corp.	17,500	891,275
		3,111,774
MISCELLANEOUS RETAIL (1.36%)
Cash America International, Inc.	12,800	505,344
EZCORP, Inc. (1)	28,000	576,800
		1,082,144
MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.54%)
United Parcel Service, Inc.-Class B	6,720	432,835

OIL AND GAS EXTRACTION (6.53%)
Anadarko Petroleum Corp.	13,700	997,771
Apache Corp.	6,700	680,050
Baker Hughes Inc.	8,700	407,508
Devon Energy Corp.	6,400	412,352
Occidental Petroleum Corp.	22,250	1,881,015
Rowan Companies, Inc. (1)	16,700	486,137
Weatherford International Ltd. (1)	21,000	333,060
		5,197,893
PAPER AND ALLIED PRODUCTS (0.48%)
Kimberly-Clark Corp.	6,115	384,511

PETROLEUM AND COAL PRODUCTS (1.89%)
ConocoPhillips	17,170	878,589
Exxon Mobil Corp.	6,100	408,578
Valero Energy Corp.	11,100	218,670
		1,505,837
PIPELINES (2.32%)
Kinder Morgan Management, LLC (1)	31,463	1,844,361

PRINTING & PUBLISHING (0.60%)
John Wiley & Sons, Inc.	11,100	480,408

RETAIL-DRUG AND PROPRIETARY STORES (0.30%)
Walgreen Co.	6,360	235,892

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS (0.79%)
Tupperware Brands Corp.	13,100	631,682

SECURITY AND COMMODITY BROKERS (0.83%)
BGC Partners, Inc.-Class A	108,505	662,966

SERVICES-ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT (0.92%)
Quest Diagnostics Inc.	12,600	734,454

TOBACCO PRODUCTS (0.38%)
Philip Morris International Inc.	5,735	299,138

	Shares Held	Value
TRANSPORTATION EQUIPMENT (2.78%)
Federal Signal Corp.	36,400	$327,964
Genuine Parts Co.	13,600	574,600
Honeywell International Inc.	16,905	765,289
ITT Corp.	10,190	546,286
		2,214,139
WHOLESALE TRADE - NONDURABLE GOODS (0.64%)
Sysco Corp.	17,085	504,007
Total Common Stocks (Cost $51,721,272)		58,405,069

	Principal Amount
MORTGAGE-BACKED SECURITIES (24.51%)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
2003-1 Class PE, 5.50%, due 07/01/32	$2,250,000	2,422,537
2003-11 Class QC, 5.50%, due 02/01/33	2,500,000	2,643,867
2003-71 Class AK, 5.00%, due 09/01/29	600,000	620,675
2003-116 Class JC, 5.00%, due 05/01/30	1,560,000	1,627,411
2004-22 Class BK, 3.47%, due 04/01/34	87,378	88,397
2004-26 Class GC, 5.00%, due 06/01/31	1,300,000	1,379,940
2004-72 Class DE, 5.00%, due 07/01/32	500,000	530,422
2004-76 Class VG, 5.00%, due 09/01/23	700,000	723,870
2004-89 Class KC, 4.00%, due 10/01/34	286,445	295,548
2004-105 Class PB, 5.00%, due 06/01/33	1,693,200	1,802,232
2004-105 Class VE, 5.50%, due 05/01/24	2,000,000	2,154,394
2004-109 Class WE, 5.00%, due 05/01/33	780,000	833,853
2005-44 Class KC, 5.00%, due 04/01/31	1,245,459	1,282,079
2005-80 Class VC, 5.00%, due 05/01/29	1,000,000	1,059,253
2006-38 Class OG, 5.00%, due 06/01/36	1,448,667	1,544,824
Pool # 2796, 7.00%, due 08/01/29	35,632	40,043
Pool # 3040, 7.00%, due 02/01/31	19,483	21,915
Pool # 3188, 6.50%, due 01/01/32	51,401	56,435
Pool # 3239, 6.50%, due 05/01/32	80,789	88,701
Pool # 3333, 5.50%, due 01/01/33	148,612	158,299
Pool # 3403, 5.50%, due 06/01/33	121,807	129,747
Total Mortgage-Backed Securities (Cost $18,063,435)		19,504,442

SHORT-TERM INVESTMENTS (1.43%)
UNITED STATES GOVERNMENT AGENCIES (1.25%)
Federal Home Loan Mortgage Corp., due 04/12/10	1,000,000	999,966
Total United States Government Agencies (Cost $999,966)		999,966

	Shares Held
MONEY MARKET MUTUAL FUND (0.18%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $140,438)	140,438	140,438
Total Short-Term Investments (Cost $1,140,404)		1,140,404
Total Investments (Cost $70,925,111) (99.33%)		79,049,915

OTHER ASSETS LESS LIABILITIES (0.67%)
Cash, receivables, prepaid expense and other assets, less liabilities		533,658
Total Net Assets (100.00%)		$79,583,573
(1) Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$14,067,155
Unrealized Depreciation	(5,921,571)
Net Unrealized Appreciation (Depreciation)	$8,145,584

Cost for federal income tax purposes	$70,904,331

VALUATION

The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund's Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 13 months or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities on the measurement date

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio's net assets as of March 31, 2010:

Valuation Inputs	Investment in Securities
Level 1-Quoted Prices:
Common stocks	$58,405,069
Money market mutual fund	140,438
Level 2-Other Significant Observable Inputs:
Debt securities issued by US government agencies	999,966
Residential mortgage-backed securities	19,504,442
Level 3-Significant Unobservable Inputs:	—
Total	$79,049,915

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO
MARCH 31, 2010
(Unaudited)
	Annualized Yield on Purchase Date	Principal Amount	Value
SHORT-TERM INVESTMENTS (95.53%)
COMMERCIAL PAPER (4.48%)
NON-DEPOSITORY CREDIT INSTITUTIONS
General Electric Co., due 06/24/10	0.210%	$475,000	$475,000
Total Commercial Paper (Cost $475,000)			475,000

UNITED STATES GOVERNMENT AGENCIES (78.31%)
Federal Farm Credit Bank, due 04/01/10	0.091	600,000	600,000
Federal Home Loan Bank, due 04/09/10	0.051	350,000	349,996
Federal Home Loan Bank, due 04/30/10	0.122	250,000	249,976
Federal Home Loan Bank, due 05/03/10	0.122	300,000	299,968
Federal Home Loan Bank, due 05/10/10	0.122	500,000	499,935
Federal Home Loan Bank, due 05/12/10	0.122	500,000	499,932
Federal Home Loan Bank, due 05/14/10	0.122	400,000	399,943
Federal Home Loan Bank, due 06/02/10	0.122	500,000	499,897
Federal Home Loan Bank, due 06/11/10	0.162	500,000	499,842
Federal Home Loan Mortgage Corp., due 04/14/10	0.061	300,000	299,994
Federal Home Loan Mortgage Corp., due 04/20/10	0.071	250,000	249,991
Federal Home Loan Mortgage Corp., due 04/26/10	0.132	400,000	399,964
Federal Home Loan Mortgage Corp., due 04/27/10	0.101	275,000	274,980
Federal Home Loan Mortgage Corp., due 05/05/10	0.112	500,000	499,948
Federal Home Loan Mortgage Corp., due 06/15/10	0.161	575,000	574,810
Federal National Mortgage Assoc., due 04/21/10	0.081	500,000	499,978
Federal National Mortgage Assoc., due 05/07/10	0.122	750,000	749,910
Federal National Mortgage Assoc., due 05/17/10	0.132	450,000	449,925
Federal National Mortgage Assoc., due 05/19/10	0.106	400,000	399,944
Total United States Government Agencies (Cost $8,298,933)			8,298,933
UNITED STATES TREASURY OBLIGATIONS (12.74%)
U.S. Treasury Bills, due 04/01/10	0.081	450,000	450,000
U.S. Treasury Bills, due 06/03/10	0.101	500,000	499,912
U.S. Treasury Bills, due 06/17/10	0.145	400,000	399,877
Total United States Treasury Obligations (Cost $1,349,789)			1,349,789
Total Short Term Investments (Cost $10,123,722)			10,123,722

OTHER ASSETS LESS LIABILITIES (4.47%)
Cash, receivables, prepaid insurance and other assets, less liabilities			473,498
Total Net Assets (100.00%)			$10,597,220

VALUATION

The Money Market Portfolio values investments at amortized cost, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities on the measurement date

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio's net assets as of March 31, 2010:

Valuation Inputs	Investment in Securities
Level 1-Quoted Prices:	$—
Level 2-Other Significant Observable Inputs:
Debt securities issued by US government agencies	9,648,722
Corporate debt securities	475,000
Level 3-Significant Unobservable Inputs:	—
Total	$10,123,722

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
STRATEGIC YIELD PORTFOLIO
MARCH 31, 2010
(Unaudited)
	Shares Held	Value
PREFERRED STOCKS (2.01%)
DEPOSITORY INSTITUTIONS
Sovereign Capital Trust V, 7.75% (Cost $800,000)	32,000	$806,080
	Principal Amount
CORPORATE BONDS (74.34%)
APPAREL AND ACCESSORY STORES (3.23%)
Woolworth (FW) Corp., 8.50%, due 01/15/22	$1,400,000	1,295,000

CHEMICALS AND ALLIED PRODUCTS (4.17%)
Lubrizol Corp. (The), 8.875%, due 02/01/19	750,000	944,722
Nova Chemicals Corp., 7.875%, due 09/15/25	800,000	729,240
		1,673,962
COMMUNICATIONS (2.48%)
Time Warner Inc., 8.375%, due 03/15/23	800,000	993,752

DEPOSITORY INSTITUTIONS (3.14%)
PNC Preferred FD, 144A, 6.517%, due 12/31/49 (1)	1,500,000	1,262,004

ELECTRIC, GAS AND SANITARY SERVICES (14.90%)
Avista Corp., 5.95%, due 06/01/18	1,400,000	1,487,710
Bruce Mansfield Unit 1, 6.85%, due 06/01/34	1,487,646	1,566,209
Entergy Corp., 6.18%, due 03/01/35	1,700,000	1,698,827
ESI Tractebel Acquisition Corp., 7.99%, due 12/30/11	156,000	157,367
South Carolina Electric & Gas Co., 6.50%, due 11/01/18	800,000	915,632
Waterford 3 Nuclear Power Plant, 8.09%, due 01/02/17	151,623	153,366
		5,979,111
FOOD STORES (3.44%)
Safeway Inc., 7.45%, due 09/15/27	1,200,000	1,379,484

FURNITURE AND FIXTURES (3.33%)
Steelcase Inc., 6.50%, due 08/15/11	1,300,000	1,337,791

HOLDING AND OTHER INVESTMENT OFFICES (14.29%)
First Industrial, L.P., 7.60%, due 07/15/28	700,000	515,655
First Industrial, L.P., 7.75%, due 04/15/32	500,000	366,560
Hospitality Properties Trust, 6.75%, due 02/15/13	1,300,000	1,350,102
HRPT Properties Trust, 6.25%, due 08/15/16	1,075,000	1,078,300
iStar Financial Inc.-Series B, 5.70%, due 03/01/14	1,171,000	884,105
Realty Income Corp., 6.75%, due 08/15/19	1,500,000	1,541,220
		5,735,942
INSURANCE CARRIERS (1.43%)
PXRE Capital Trust, 8.85%, due 02/01/27	670,000	572,850

METAL MINING (2.78%)
Freeport McMoRan & Copper Gold Inc., 8.375%, due 04/01/17	1,000,000	1,114,180

	Principal Amount	Value
OIL AND GAS EXTRACTION (4.40%)
Nabors Industries, Inc., 9.25%, due 01/15/19	$700,000	$870,695
Sabine Pass LNG, L.P., 7.50%, due 11/30/16	1,000,000	894,510
		1,765,205
PAPER AND ALLIED PRODUCTS (2.92%)
International Paper Co., 7.95%, due 06/15/18	1,000,000	1,170,420

PIPELINES (4.50%)
NuStar Logistics, L.P., 7.65%, due 04/15/18	1,600,000	1,803,920

STONE, CLAY, GLASS AND CONCRETE PRODUCTS (1.77%)
Owens Corning, 9.00%, due 06/15/19	600,000	709,716

TRANSPORTATION - BY AIR (2.45%)
Continental Airlines, Inc. Pass-Through Certificates 1997-1 Class 1A, 7.461%, due 10/01/16	1,022,447	984,780

WATER TRANSPORTATION (5.11%)
Overseas Shipholding Group, Inc., 8.75%, due 12/01/13	1,100,000	1,171,500
Windsor Petroleum Transportation, 144A, 7.84%, due 01/15/21 (1)	988,394	879,592
		2,051,092
Total Corporate Bonds (Cost $29,493,676)		29,829,209

MORTGAGE-BACKED SECURITIES (13.21%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (8.60%)
3023 Class TG, 5.50%, due 08/01/35	509,612	517,705
3051 Class MY, 5.50%, due 10/01/25	1,000,000	1,022,480
Pool # A53146, 5.50%, due 10/01/36	320,206	338,823
Pool # A69436, 6.00%, due 12/01/37	669,053	718,141
Pool # G02648, 5.50%, due 12/01/36	805,754	852,601
		3,449,750
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (4.61%)
Pool # 256103, 5.50%, due 02/01/26	495,886	526,365
Pool # 897144, 6.00%, due 09/01/36	513,494	548,163
Pool # 928570, 6.00%, due 08/01/37	729,735	776,495
		1,851,023
Total Mortgage-Backed Securities (Cost $5,012,603)		5,300,773

SHORT-TERM INVESTMENTS (9.63%)
UNITED STATES GOVERNMENT AGENCIES (7.47%)
Federal Home Loan Bank, due 05/10/10	1,000,000	999,870
Federal Home Loan Mortgage Corp., due 05/19/10	1,000,000	999,800
Federal National Mortgage Assoc., due 04/14/10	1,000,000	999,967
Total United States Government Agencies (Cost $2,999,637)		2,999,637
	Shares Held
MONEY MARKET MUTUAL FUND (2.16%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $865,667)	865,667	865,667
Total Short-Term Investments (Cost $3,865,304)		3,865,304
Total Investments (Cost $39,171,583) (99.19%)		39,801,366

OTHER ASSETS LESS LIABILITIES (0.81%)
Cash, receivables, prepaid expense and other assets, less liabilities		326,685
Total Net Assets (100.00%)		$40,128,051

(1) Restricted securities:

PNC Preferred FD, was purchased at 100.000 on 11/29/06. As of 03/31/10, the carrying value of each unit was 84.134, representing $1,262,004 or 3.14% of total net assets.

Windsor Petroleum Transportation was purchased at 80.500 on 08/26/99. As of 03/31/10, the carrying value of each unit was 88.992, representing $879,592 or 2.19% of total net assets.

As of 03/31/10, the carrying value of all restricted securities was $2,141,596 or 5.33% of total net assets.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$1,905,452
Unrealized Depreciation	(1,275,669)
Net Unrealized Appreciation (Depreciation)	$629,783

Cost for federal income tax purposes	$39,171,583

VALUATION

The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund's Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 13 months or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities on the measurement date

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio's net assets as of March 31, 2010:

Valuation Inputs	Investment in Securities
Level 1-Quoted Prices:
Preferred stock	$806,080
Money market mutual fund	865,667
Level 2-Other Significant Observable Inputs:
Debt securities issued by US government agencies	2,999,637
Corporate debt securities	29,829,209
Residential mortgage-backed securities	5,300,773
Level 3-Significant Unobservable Inputs:	—
Total	$39,801,366

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO
MARCH 31, 2010
(Unaudited)
	Shares Held	Value
COMMON STOCKS (92.98%)
AUTOMOTIVE DEALERS AND GASOLINE SERVICE STATIONS (1.66%)
AutoZone, Inc. (1)	2,700	$467,343
O'Reilly Automotive, Inc. (1)	10,600	442,126
		909,469
AMUSEMENT AND RECREATION SERVICES (0.64%)
Bally Technologies, Inc. (1)	8,700	352,698

BUSINESS SERVICES (8.46%)
Adobe Systems Inc. (1)	11,700	413,829
Automatic Data Processing, Inc.	6,700	297,949
eBay Inc. (1)	13,135	353,988
ManTech International Corp.-Series A (1)	5,900	288,097
Microsoft Corp.	55,255	1,617,314
Oracle Corp.	46,070	1,183,538
Symantec Corp. (1)	28,002	473,794
		4,628,509
CHEMICALS AND ALLIED PRODUCTS (11.90%)
Abbott Laboratories	7,600	400,368
Amgen Inc. (1)	7,625	455,670
Colgate-Palmolive Co.	2,605	222,102
Dow Chemical Co. (The)	5,330	157,608
E. I. du Pont de Nemours and Co.	16,005	596,026
Johnson & Johnson	16,700	1,088,840
Merck & Co., Inc.	8,638	322,629
Mylan Inc. (1)	10,050	228,236
Myriad Genetics, Inc. (1)	17,000	408,850
Pfizer Inc.	36,386	624,020
Procter & Gamble Co. (The)	16,425	1,039,210
Teva Pharmaceutical Industries Ltd.	9,691	611,308
United Therapeutics Corp. (1)	6,400	354,112
		6,508,979
COMMUNICATIONS (2.17%)
AT&T Inc.	17,660	456,334
Comcast Corp.-Class A	14,065	264,703
Verizon Communications Inc.	15,065	467,316
		1,188,353
DEPOSITORY INSTITUTIONS (3.41%)
Bank of America Corp.	16,089	287,189
Bank of New York Mellon Corp. (The)	7,150	220,792
JPMorgan Chase & Co.	6,600	295,350
New York Community Bancorp, Inc.	23,156	383,000
Northern Trust Corp.	6,900	381,294
U.S. Bancorp	9,135	236,414
Wells Fargo & Co.	1,981	61,649
		1,865,688
EATING AND DRINKING PLACES (0.27%)
McDonald's Corp.	2,200	146,784

	Shares Held	Value
ELECTRIC, GAS AND SANITARY SERVICES (3.60%)
Atmos Energy Corp.	11,267	$321,898
CMS Energy Corp.	28,300	437,518
Integrys Energy Group, Inc.	9,886	468,399
Pepco Holdings, Inc.	12,335	211,545
Pinnacle West Capital Corp.	9,200	347,116
Waste Management, Inc.	5,300	182,479
		1,968,955
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (6.35%)
BigBand Networks, Inc. (1)	42,700	150,731
Cisco Systems, Inc. (1)	46,570	1,212,217
Energy Conversion Devices, Inc. (1)	13,100	102,573
General Electric Co.	66,480	1,209,936
Helen of Troy Ltd. (1)	8,966	233,654
Intel Corp.	17,500	389,550
QUALCOMM Inc.	4,200	176,358
		3,475,019
FABRICATED METAL PRODUCTS (1.09%)
Illinois Tool Works Inc.	12,580	595,789

FOOD AND KINDRED PRODUCTS (2.98%)
Coca-Cola Co. (The)	6,870	377,850
Coca-Cola FEMSA, S.A.B. de C.V.	3,700	245,865
H.J. Heinz Co.	6,100	278,221
Kraft Foods Inc.	12,708	384,290
PepsiCo, Inc.	5,180	342,709
		1,628,935
GENERAL MERCHANDISE STORES (2.31%)
Target Corp.	8,415	442,629
Wal-Mart Stores, Inc.	14,735	819,266
		1,261,895
HOLDING AND OTHER INVESTMENT OFFICES (2.43%)
Adams Express Co. (The)	69,170	729,737
H&Q Life Sciences Investors	38,359	394,331
Redwood Trust, Inc.	13,200	203,544
		1,327,612
INDUSTRIAL MACHINERY AND EQUIPMENT (5.24%)
3M Co.	5,890	492,227
Apple Inc. (1)	4,160	977,309
EMC Corp. (1)	62,025	1,118,931
Hewlett-Packard Co.	5,270	280,100
		2,868,567
INSTRUMENTS AND RELATED PRODUCTS (4.39%)
Agilent Technologies, Inc. (1)	7,000	240,730
Becton, Dickinson and Co.	5,326	419,316
Bio-Rad Laboratories, Inc.-Class A (1)	3,300	341,616
Danaher Corp.	2,400	191,784
FLIR Systems, Inc. (1)	20,800	586,560
Mettler-Toledo International Inc. (1)	3,375	368,550
Stryker Corp.	4,380	250,624
		2,399,180
INSURANCE AGENTS, BROKERS AND SERVICE (0.55%)
Arthur J. Gallagher & Co.	12,365	303,561

	Shares Held	Value
INSURANCE CARRIERS (5.99%)
Allstate Corp. (The)	4,910	$158,642
American Equity Investment Life Holding Co.	29,300	312,045
CIGNA Corp.	10,400	380,432
Conseco, Inc. (1)	50,000	311,000
EMC Insurance Group Inc.	13,610	306,497
Hartford Financial Services Group, Inc. (The)	11,100	315,462
Kansas City Life Insurance Co.	9,600	303,168
Lincoln National Corp.	11,300	346,910
MetLife, Inc.	8,705	377,275
Protective Life Corp.	21,200	466,188
		3,277,619
LEGAL SERVICES (0.89%)
FTI Consulting, Inc. (1)	12,400	487,568

METAL MINING (3.07%)
Agnico-Eagle Mines Limited	2,000	111,340
Barrick Gold Corp.	24,946	956,430
Newmont Mining Corp.	12,000	611,160
		1,678,930
MISCELLANEOUS RETAIL (1.98%)
Cash America International, Inc.	12,800	505,344
EZCORP, Inc. (1)	28,000	576,800
		1,082,144
MOTION PICTURES (0.56%)
Time Warner Inc.	9,796	306,321

MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.67%)
United Parcel Service, Inc.-Class B	5,675	365,527

OIL AND GAS EXTRACTION (7.74%)
Anadarko Petroleum Corp.	10,200	742,866
Apache Corp.	5,200	527,800
Baker Hughes Inc.	6,200	290,408
Devon Energy Corp.	4,600	296,378
Helmerich & Payne, Inc.	14,600	555,968
Noble Corp.	8,600	359,652
Occidental Petroleum Corp.	6,800	574,872
Rowan Companies, Inc. (1)	8,800	256,168
Transocean Ltd. (1)	4,600	397,348
Weatherford International Ltd. (1)	14,600	231,556
		4,233,016
PAPER AND ALLIED PRODUCTS (0.46%)
Kimberly-Clark Corp.	4,020	252,778

PETROLEUM AND COAL PRODUCTS (3.16%)
Chevron Corp.	10,300	781,049
ConocoPhillips	10,257	524,851
Exxon Mobil Corp.	4,500	301,410
Valero Energy Corp.	6,300	124,110
		1,731,420
PRINTING AND PUBLISHING (0.88%)
John Wiley & Sons, Inc.	11,100	480,408

	Shares Held	Value
RAILROAD TRANSPORTATION (0.42%)
Union Pacific Corp.	3,140	$230,162

RETAIL-DRUG AND PROPRIETARY STORES (0.36%)
Walgreen Co.	5,245	194,537

RETAIL-FURNISHINGS AND HOME FURNITURE STORES (1.03%)
Bed Bath & Beyond Inc. (1)	7,010	306,758
GameStop Corp.-Class A (1)	11,700	256,347
		563,105
RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS (0.71%)
Tupperware Brands Corp.	8,000	385,760

SECURITY AND COMMODITY BROKERS (1.96%)
BGC Partners, Inc.-Class A	68,775	420,215
Investment Technology Group, Inc. (1)	9,600	160,224
SEI Investments Co.	22,450	493,226
		1,073,665
SERVICES-ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT (0.77%)
Quest Diagnostics Inc.	7,200	419,688

TOBACCO PRODUCTS (0.57%)
Philip Morris International Inc.	6,010	313,482

TRANSPORTATION EQUIPMENT (3.53%)
Federal Signal Corp.	13,300	119,833
Genuine Parts Co.	6,200	261,950
Honeywell International Inc.	18,835	852,660
ITT Corp.	13,020	698,002
		1,932,445
WHOLESALE TRADE - NONDURABLE GOODS (0.78%)
Sysco Corp.	14,390	424,505
Total Common Stocks (Cost $47,106,644)		50,863,073

SHORT-TERM INVESTMENTS (6.90%)
MONEY MARKET MUTUAL FUND (1.41%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $768,359)	768,359	768,359

	Principal Amount
UNITED STATES GOVERNMENT AGENCIES (5.49%)
Federal Home Loan Mortgage Corp., due 04/12/10	$1,005,000	1,004,966
Federal Home Loan Mortgage Corp., due 05/04/10	1,000,000	999,899
Federal National Mortgage Assoc., due 04/07/10	1,000,000	999,987
Total United States Government Agencies (Cost $3,004,852)		3,004,852
Total Short-Term Investments (Cost $3,773,211)		3,773,211
Total Investments (Cost $50,879,855) (99.88%)		54,636,284

OTHER ASSETS LESS LIABILITIES (0.12%)
Cash, receivables, prepaid expense and other assets, less liabilities		65,844
Total Net Assets (100.00%)		$54,702,128

(1) Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$8,992,607
Unrealized Depreciation	(5,277,530)
Net Unrealized Appreciation (Depreciation)	$3,715,077

Cost for federal income tax purposes	$50,921,207

VALUATION

The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund's Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 13 months or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities on the measurement date

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio's net assets as of March 31, 2010:

Valuation Inputs	Investment in Securities
Level 1-Quoted Prices:
Common stocks	$50,863,073
Money market mutual fund	768,359
Level 2-Other Significant Observable Inputs:
Debt securities issued by US government agencies	3,004,852
Level 3-Significant Unobservable Inputs:	—
Total	$54,636,284

Item 2. Controls and Procedures

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)
There has been no change to the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EquiTrust Variable Insurance Series Fund

By:	/s/ Kristi Rojohn
Kristi Rojohn
Chief Executive Officer and Secretary

Date: 5/18/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi Rojohn
Kristi Rojohn
Chief Executive Officer and Secretary

Date: 5/18/2010

By:	/s/ James P. Brannen
James P. Brannen
Chief Financial Officer

Date: 5/21/2010